Revlon, Inc.
237 Park Avenue
New York, New York 10017
(212) 527-4000

April 12, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:	Revlon, Inc. File 1-11178 Form 10-K/A: For the year ended December 31, 2004

Dear Ladies and Gentlemen:

Pursuant to Rule 13a-13 under the Securities Exchange Act of 1934, as amended, I submit the annual report on Form 10-K/A for the year ended December 31, 2004 on behalf of Revlon, Inc., a Delaware corporation, for filing via electronic submission.

Sincerely,
/s/ John F. Matsen, Jr. John F. Matsen, Jr. Senior Vice President and Corporate Controller